Goodwill (Details)		Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Indefinite-Lived Intangible Assets [Line Items]
GoodWill		$ 14,707,577	¥ 106,274,006	¥ 106,274,006
Goodwill From Shenzhen Yitian Acquisition [Member]
Indefinite-Lived Intangible Assets [Line Items]
GoodWill	[1]	12,869,199	92,990,256	92,990,256
Goodwill From Shanghai Guoyu Acquisition [Member]
Indefinite-Lived Intangible Assets [Line Items]
GoodWill	[2]	$ 1,838,378	¥ 13,283,750	¥ 13,283,750

[1]	Goodwill represents the excess fair value of consideration over the identifiable assets of Shenzhen Yitian acquired by Beijing WiMi in 2015 for the central processing algorithm services segment.
[2]	Weidong and YY Online acquired Shanghai Guoyu in 2021 to acquire 100% of the capital stock of Shanghai Guoyu for a net consideration of RMB 20,000,000. The excess fair value of consideration over the identifiable assets acquired of RMB 13,283,750 was allocated to goodwill for the central processing algorithm services segment. On May 12, 2023, YY Online transferred its Shanghai Guoyu’s 1% equity to Shenzhen Weidong, a wholly-owned subsidiary of Weidong.